Summary of Changes in Equity and Redeemable Noncontrolling Interests (Detail) ¥ in Millions, $ in Millions		3 Months Ended			9 Months Ended
		Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2017 CNY (¥)
Class of Stock [Line Items]
Balances						¥ 119,350
Cumulative effect of accounting change			¥ 967			967
Net income (loss)						22,014
Other comprehensive income (loss)						2,330
Business combination						1,013
Issuance of subsidiary shares						14,168
Exercise of share-based awards						686
Share-based compensation						3,048
Accretion of redeemable non-controlling interests		$ 0	0	¥ 466	$ (19)	(128)	¥ (173)
Disposal of a subsidiary's shares						1,558
Repurchase and retirement of ordinary shares					(487)	(3,312)
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares						11,150
Balances		25,166	172,844		25,166	172,844
Balances						11,022
Accretion of redeemable non-controlling interests						128
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares						(11,150)
Balances		$ 0	0		$ 0	¥ 0
Ordinary Shares
Class of Stock [Line Items]
Balances (in shares) | shares					34,816,232	34,816,232
Balances						¥ 0
Cumulative effect of accounting change			¥ 0			0
Net income (loss)						0
Other comprehensive income (loss)						0
Business combination						0
Issuance of subsidiary shares						0
Exercise of share-based awards						¥ 0
Exercise of share-based awards, shares | shares					246,989	246,989
Share-based compensation						¥ 0
Accretion of redeemable non-controlling interests						0
Disposal of a subsidiary's shares						0
Repurchase and retirement of ordinary shares						¥ 0
Repurchase and retirement of ordinary shares (in shares) | shares					(207,165)	(207,165)
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares						¥ 0
Balances (in shares) | shares		34,856,056	34,856,056		34,856,056	34,856,056
Balances		$ 0	¥ 0		$ 0	¥ 0
Additional Paid-in Capital
Class of Stock [Line Items]
Balances						12,088
Cumulative effect of accounting change			0			0
Net income (loss)						0
Other comprehensive income (loss)						0
Business combination						75
Issuance of subsidiary shares						14,990
Exercise of share-based awards						685
Share-based compensation						2,929
Accretion of redeemable non-controlling interests						0
Disposal of a subsidiary's shares						1,323
Repurchase and retirement of ordinary shares						0
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares						0
Balances		4,672	32,090		4,672	32,090
Retained Earnings
Class of Stock [Line Items]
Balances						102,328
Cumulative effect of accounting change			2,821			2,821
Net income (loss)						25,492
Other comprehensive income (loss)						0
Business combination						0
Issuance of subsidiary shares						0
Exercise of share-based awards						0
Share-based compensation						0
Accretion of redeemable non-controlling interests						(128)
Disposal of a subsidiary's shares						0
Repurchase and retirement of ordinary shares						(3,312)
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares						0
Balances		18,521	127,201		18,521	127,201
Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Balances						930	(1,783)
Cumulative effect of accounting change	[1]		(1,854)			(1,854)
Net income (loss)						0
Other comprehensive income (loss)						1,323
Business combination						0
Issuance of subsidiary shares						0
Exercise of share-based awards						0
Share-based compensation						0
Accretion of redeemable non-controlling interests						0
Disposal of a subsidiary's shares						0
Repurchase and retirement of ordinary shares						0
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares						0
Balances		58	399	¥ 70	58	399	¥ 70
Non-controlling Interests
Class of Stock [Line Items]
Balances						4,004
Cumulative effect of accounting change			0			0
Net income (loss)						(3,478)
Other comprehensive income (loss)						1,007
Business combination						938
Issuance of subsidiary shares						(822)
Exercise of share-based awards						1
Share-based compensation						119
Accretion of redeemable non-controlling interests						0
Disposal of a subsidiary's shares						235
Repurchase and retirement of ordinary shares						0
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares						11,150
Balances		$ 1,915	¥ 13,154		$ 1,915	¥ 13,154

[1]	Adjustment of net unrealized gains related to available-for-sale equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASC 321 on January 1, 2018.